Cost of Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Cost of Revenues [Abstract]
Revenue sharing fees	$ 41,264		249,797		263,518		285,960
Content and operational costs	45,763		277,038		227,934		171,707
Bandwidth costs	12,651		76,583		67,721		37,462
Sales taxes and surcharges	15,352		92,937		72,126		59,547
Total	$ 115,030	[1]	696,355	[1]	631,299	[1]	554,676	[1]

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2011 2012 2013 2013 RMB RMB RMB US$ Net advertising revenues 26,201 35,438 45,127 7,454 Paid service revenues 445,096 429,125 413,407 68,290 Cost of revenues (73,833) (67,481) (76,491) (12,635) Sales and marketing expenses (663) (916) (1,040) (172) General and administrative expenses (1,139) (646) (404) (67) Technology and product development expenses (533) - - -